Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Computation of basic and diluted earnings per share

($ in millions, except per share data)	2011	2010	2009
Numerator:
Net income	$787	$911	$888

Denominator:
Weighted average common shares outstanding	520.7	540.3	539.6
Effect of dilutive potential common shares:
Stock options	1.8	2.0	1.3
Restricted stock units (non-participating)	0.6	0.2	—

Weighted average common and dilutive potential common shares outstanding	523.1	542.5	540.9

Earnings per share – Basic	$1.51	$1.69	$1.65
Earnings per share – Diluted	$1.50	$1.68	$1.64

Impacts of the retrospective adjustments on previously issued financial statements

($ in millions, except per share data)	2011		2010		2009
	Previously reported	As Adjusted	Previously reported	As Adjusted	Previously reported	As Adjusted
For the years ended December 31,
Amortization of DAC	$4,233	$3,971	$4,034	$3,807	$4,754	$4,436
Operating costs and expenses	3,468	3,739	3,281	3,542	3,007	3,281
(Loss) gain on disposition of operations	(15)	(7)	11	19	7	15
Income tax expense	172	172	198	189	394	412
Net income	788	787	928	911	854	888
Net income per share – Basic	1.51	1.51	1.72	1.69	1.58	1.65
Net income per share – Diluted	1.51	1.50	1.71	1.68	1.58	1.64
As of December 31,
DAC	$4,443	$3,871	$4,769	$4,180
Deferred income taxes	520	722	784	999
Reserve for life-contingent contract benefits	14,449	14,406	13,482	13,450
Other liabilities and accrued expenses	5,929	5,978	5,564	5,621
Retained income	32,321	31,909	31,969	31,558
Unrealized adjustment to DAC, DSI and insurance reserves	(504)	(467)	36	49
Unrealized foreign currency translation adjustments	57	56	69	68